Note 8 - Commitments and Contingencies (Details Textual) - USD ($)		1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 16, 2020	Oct. 30, 2023	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Aug. 31, 2019	Mar. 31, 2018	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Lease, Rent Expense, Annual Increase In Rent, Percent			2.00%
Sublease Income								$ 12,000	$ 12,000	$ 37,000	$ 32,000
Operating Lease, Weighted Average Remaining Lease Term (Year)												4 years 2 months 12 days
Operating Lease, Weighted Average Discount Rate, Percent												9.60%
License Agreements Expense								221,000	315,000	552,000	815,000
Research and Development Expense, Total								3,280,000	5,965,000	12,855,000	14,790,000	$ 18,968,000	$ 14,418,000
Employee Agreements, Termination Benefits Provided To Key Employees, Aggregate Amount												900,000
Houston Pharmaceuticals, Inc [Member]
Related Party Transaction, Expenses from Transactions with Related Party													234,000
Houston Pharmaceuticals, Inc [Member] | Consulting Agreement on Licensed Molecules [Member]
Other Commitment, Total	$ 43,500
Houston Pharmaceuticals, Inc [Member] | Agreement Providing Access to Laboratory Equipment [Member]
Other Commitment, Total	$ 15,000
Other Commitments, Cancellation Period (Day)	60 days
IPX Memorial Drive Investors LLC [Member]
Lessee, Operating Lease, Term of Contract (Month)							66 months
Lessee, Operating Lease, Renewal Term (Year)							5 years
Olympia Drive W Bellfort LLC [Member]
Operating Lease, Rent Expense, Annual Increase In Rent, Percent						3.00%	3.00%
Houston Pharmaceuticals, Inc [Member]
Percentage of Rent Payable By Co-Lessee						50.00%
Percentage Of Sub-lease Income Allocable To Co-lessee						50.00%
Sublease Income												45,000	42,000
MD Anderson [Member]
License Agreements Expense								$ 64,000	$ 56,000	$ 193,000	$ 189,000	264,000	267,000
Payments For Research And Development Agreement					$ 1,300,000
Research and Development Expense, Total												1,133,000	$ 697,000
MD Anderson [Member] | Subsequent Event [Member]
Payments For Research And Development Agreement		$ 800,000
MD Anderson [Member] | Maximum [Member]
License Agreement Annual License Fee												100,000
MD Anderson [Member] | Maximum [Member] | Submission Of N D A And Receipt Of First Marketing Approval For Sale Of A Licensed Product [Member]
Milestone Payment Liabilities												$ 600,000
WPD Pharmaceuticals [Member] | Subsequent Event [Member]
Payments for Termination of Commitment				$ 700,000
Stock Issued During Period, Value, Termination of Agreement				$ 800,000